OTHER INCOME (EXPENSE), NET (Tables)	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Schedule of Other Income (Expense), Net
Included in other income (expense), net, in Dole’s consolidated statements of operations were the following items:

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020

	(U.S. Dollars in thousands)
Rental income	$11,727	$5,202	$2,708
Unrealized gain on foreign currency denominated borrowings	4,276	5,453	—
Unrealized gain on fair value hedges	469	—	—
Non-cash realized gain on foreign currency denominated borrowings	1,029	—	—
Loss on investments	(3,835)	(286)	—
Non-service components of net periodic pension benefit (cost)	1,573	176	(2,169)
Gain (loss) on contingent consideration	14	(1,036)	(519)
Other	(3,931)	(851)	(139)
Other income (expense), net	$11,322	$8,658	$(119)